SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Jul. 29, 2021	Mar. 22, 2021	Feb. 18, 2020
Subsequent Event [Line Items]
Warrants exercise price		$ 1.51	$ 1.37
Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	8.25%
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Loan maturity date	Jul. 01, 2026
Aggregate principal amount	$ 30.0
Interest rate, description	The term loans accrue interest at a per annum rate equal to the sum of (i) the greater of (A) the 30 day U.S. Dollar LIBOR reported in The Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue and (B) 0.10% and (ii) 8.15%.
Debt payment description	The Company will be required to make a final payment fee of 6.00% or, if the interest only period is extended following the achievement of certain milestones, 6.50%, of the amount of the term loan drawn. The final payment fee is payable on the earlier of (i) the prepayment of the term loan, (ii) the acceleration of the term loan, or (iii) the maturity date. At the Company’s option, the Company may elect to prepay the loans subject to a prepayment fee equal to the following percentage of the principal amount being prepaid: 3% if a term loan is prepaid during the first 12 months following the date of borrowing, 2% if a term loan is prepaid after 12 months but prior to 24 months following the date of borrowing, and 1% if a term loan is prepaid any time after 24 months following the borrowing date but prior to the maturity date.
Interest rate	5.00%
Warrants to purchase shares	212,568
Warrants exercise price	$ 1.18
Warrants term	5 years
Subsequent Event [Member] | Loan Agreement [Member] | Available and Borrowed [Member]
Subsequent Event [Line Items]
Term loan	$ 12.5
Subsequent Event [Member] | Loan Agreement [Member] | Achievement of Milestone [Member]
Subsequent Event [Line Items]
Term loan	7.5
Subsequent Event [Member] | Loan Agreement [Member] | Discretion of Lenders [member]
Subsequent Event [Line Items]
Term loan	$ 10.0